Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Jan. 31, 2012
Accumulated Other Comprehensive Income (Loss) [Abstract]
Composition Of Accumulated Other Comprehensive Income (Loss)

(Amounts in millions)	Currency Translation and Other	Derivative Instruments	Minimum Pension Liability	Total
Balances at February 1, 2009	$(2,396)	$(17)	$(275)	$(2,688)
Currency translation	2,744	—	—	2,744
Net change in fair value of derivatives	—	94	—	94
Minimum pension liability	—	—	(220)	(220)

Balances at January 31, 2010	348	77	(495)	(70)
Currency translation	878	—	—	878
Net change in fair value of derivatives	—	(17)	—	(17)
Minimum pension liability	—	—	(145)	(145)

Balances at January 31, 2011	1,226	60	$(640)	646
Currency translation	(2,032)	—	—	(2,032)
Net change in fair value of derivatives	—	(67)	—	(67)
Minimum pension liability	—	—	43	43

Balances at January 31, 2012	$(806)	$(7)	$(597)	$(1,410)